Basis of Presentation	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
3.	BASIS OF PRESENTATION

The Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and in accordance with IFRS as adopted by the European Union at December 31, 2020. The comparative information presented reflect the year ended December 31, 2019 and the year ended December 31, 2020.

The consolidated financial statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality and aggregation

These consolidated financial statements for the year ended December 31, 2020 were prepared under the responsibility of the Board of Directors that approved such statements on April 1, 2021.

The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC").

The principal accounting methods used to prepare the Consolidated Financial Statements are described below.

All financial information (unless indicated otherwise) is presented in thousands of euros (€).

3.1.	Changes in accounting policies and new standards or amendments

The Group adopted IFRS 16 Leases on January 1, 2019.

With the exception of those mentioned below, the accounting policies applicable for the present consolidated annual financial statements are the same as those applied to the last consolidated annual financial statements.

The following new standards are applicable from January 1, 2020, but do not have any material effect on the Group’s financial statements for the year ended December 31, 2020.

•	Updating a Reference to the Conceptual Framework (Amendments to IFRS 3),,
•	Amendment to IFRS 3: Definition of a Business,
•	Amendment to IAS 1 and IAS 8: Definition of the term “material”,
•	Amendment to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark reform– Phase 1

It should also be noted that the amendment to IFRS 16 related to rent concessions is not applicable, as no rent concession nor free rent has been requested by GENFIT for its lease agreements.

It must be noted that, following the release of the final decision by IFRS IC on December 16, 2019 related to the duration of lease agreements and its relation with the depreciation period for fixtures, fittings and improvements, the Group conducted an impact analysis regarding the implementation of this decision. This analysis mainly focused on the identification of possibly affected agreements, the collection of relevant information, notably regarding existing fixtures, fittings and improvements, and the determination of estimates to define the applicable duration, then the lease duration.

The IFRS IC decision was therefore applied, the analysis that was conducted concluding that there was no impact, and, as such, no significant consequences on the Group’s accounts.

3.2.	Standards, interpretations and amendments issued but not yet effective

The Group has not identified any standards or amendments issued and in force and anticipated as of January 1, 2020 that may have a significant impact on the Group's consolidated financial statements, notably:

-	Amendments to IAS 37 Onerous contracts – Cost of fulfilling a contract will become effective in 2022,
-	Amendment to IAS 1 Classification of Liabilities as Current or Non-current will become effective in 2023,
-	Amendment to IAS 1 Disclosure of Accounting Policies will become effective in 2023,
-	Amendment to IAS 8 Definition of Accounting Estimates will become effective in 2023,
-	Annual improvements,
-	Amendments to IFRS 4 Extension of the Temporary Exemption from Applying IFRS 9 is effective in 2021
-	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 related to Interest Rate Benchmark Reform (phase 2) are effective in 2021